Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.9%
L3 Harris Technologies, Inc.	78,845	$ 15,980,305
Teledyne Technologies, Inc. (A)	40,787	16,871,542

		32,851,847

Airlines - 1.0%
Ryanair Holdings PLC, ADR (A)	96,938	11,147,870

Auto Components - 0.6%
Visteon Corp. (A)	59,067	7,203,221

Banks - 0.8%
SVB Financial Group (A)	18,570	9,167,266

Biotechnology - 2.4%
Abcam PLC, ADR (A)	141,102	2,711,980
Ascendis Pharma A/S, ADR (A)	29,174	3,759,945
BioMarin Pharmaceutical, Inc. (A)	83,743	6,323,434
Emergent BioSolutions, Inc. (A)	49,720	4,619,485
Neurocrine Biosciences, Inc. (A)	72,758	7,075,716
Sarepta Therapeutics, Inc. (A)	38,377	2,860,238

		27,350,798

Capital Markets - 4.9%
Cboe Global Markets, Inc.	64,306	6,346,359
Charles Schwab Corp.	114,617	7,470,736
LPL Financial Holdings, Inc.	239,352	34,026,280
MSCI, Inc.	16,714	7,007,846

		54,851,221

Commercial Services & Supplies - 2.4%
Cimpress PLC (A) (B)	111,164	11,130,852
Ritchie Bros Auctioneers, Inc.	271,204	15,878,994

		27,009,846

Containers & Packaging - 1.4%
Sealed Air Corp.	334,675	15,334,808

Diversified Consumer Services - 1.5%
Coursera, Inc. (A)	30,181	1,358,145
frontdoor, Inc. (A)	123,993	6,664,624
Terminix Global Holdings, Inc. (A)	194,868	9,289,357

		17,312,126

Electric Utilities - 1.3%
Alliant Energy Corp.	275,605	14,926,767

Electrical Equipment - 2.2%
Sensata Technologies Holding PLC (A)	427,503	24,773,799

Electronic Equipment, Instruments & Components - 5.5%
Dolby Laboratories, Inc., Class A	84,022	8,294,652
Flex, Ltd. (A)	771,872	14,132,976
National Instruments Corp.	310,924	13,427,253
TE Connectivity, Ltd.	205,839	26,575,873

		62,430,754

Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	140,888	6,099,042

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.8%
Crown Castle International Corp.	48,131	$ 8,284,789
Lamar Advertising Co., Class A	242,569	22,782,081

		31,066,870

Health Care Equipment & Supplies - 8.4%
Boston Scientific Corp. (A)	518,219	20,029,165
Cooper Cos., Inc.	59,190	22,734,287
DENTSPLY SIRONA, Inc.	173,564	11,075,119
ICU Medical, Inc. (A)	50,557	10,386,430
STERIS PLC	59,302	11,295,845
Teleflex, Inc.	24,872	10,333,321
Varian Medical Systems, Inc. (A)	49,257	8,695,338

		94,549,505

Hotels, Restaurants & Leisure - 0.8%
Aramark	228,907	8,648,106

Insurance - 6.1%
Aon PLC, Class A	115,033	26,470,244
Intact Financial Corp.	170,552	20,899,982
Oscar Health, Inc., Class A (A)	74,210	1,994,765
W.R. Berkley Corp.	261,265	19,686,318

		69,051,309

Internet & Direct Marketing Retail - 1.1%
Wayfair, Inc., Class A (A) (B)	38,030	11,969,942

IT Services - 12.5%
Amdocs, Ltd.	249,104	17,474,646
Broadridge Financial Solutions, Inc.	155,518	23,809,806
Edenred (B)	169,623	8,859,758
Euronet Worldwide, Inc. (A)	29,255	4,045,967
Fidelity National Information Services, Inc.	136,657	19,215,341
Global Payments, Inc.	91,857	18,516,534
GoDaddy, Inc., Class A (A)	254,194	19,730,538
WEX, Inc. (A)	124,252	25,996,003
Wix.com, Ltd. (A)	13,922	3,887,301

		141,535,894

Life Sciences Tools & Services - 3.6%
Illumina, Inc. (A)	19,922	7,651,243
PerkinElmer, Inc.	58,188	7,464,939
PRA Health Sciences, Inc. (A)	87,525	13,420,208
Waters Corp. (A)	41,274	11,728,833

		40,265,223

Machinery - 2.8%
Ingersoll Rand, Inc. (A)	274,686	13,517,298
Rexnord Corp.	239,051	11,256,912
Westinghouse Air Brake Technologies Corp.	90,378	7,154,322

		31,928,532

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	87,493	5,523,433
Catalent, Inc. (A)	139,939	14,736,976
Elanco Animal Health, Inc. (A)	282,231	8,311,703

		28,572,112

Professional Services - 1.5%
CoStar Group, Inc. (A)	11,017	9,054,762
Verisk Analytics, Inc.	42,708	7,546,077

		16,600,839

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.8%
JB Hunt Transport Services, Inc.	123,048	$ 20,680,677

Semiconductors & Semiconductor Equipment - 10.1%
KLA Corp.	95,841	31,665,866
Lam Research Corp.	30,617	18,224,463
Microchip Technology, Inc.	206,454	32,045,790
NXP Semiconductors NV	43,551	8,768,558
ON Semiconductor Corp. (A)	552,350	22,983,284

		113,687,961

Software - 10.3%
Atlassian Corp. PLC, Class A (A)	66,611	14,038,934
Ceridian HCM Holding, Inc. (A)	170,122	14,336,181
Constellation Software, Inc.	16,976	23,707,774
Dynatrace, Inc. (A)	137,817	6,648,292
j2 Global, Inc. (A)	35,787	4,289,430
Nice, Ltd., ADR (A) (B)	109,933	23,962,096
SS&C Technologies Holdings, Inc.	388,965	27,176,985
Topicus.com, Inc. (A)	31,295	2,055,454

		116,215,146

Specialty Retail - 3.1%
Burlington Stores, Inc. (A)	28,343	8,468,888
CarMax, Inc. (A)	156,247	20,727,727
Vroom, Inc. (A) (B)	151,993	5,926,207

		35,122,822

Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (A)	420,640	12,896,822

Trading Companies & Distributors - 0.8%
Ferguson PLC	78,393	9,367,727

Total Common Stocks (Cost $679,592,917)		1,092,618,852

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	280,769	$ 280,769

Total Other Investment Company (Cost $280,769)		280,769

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2021, to be repurchased at $37,963,254 on 04/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 2.50%, due 03/31/2023, and with a total value of $38,722,542.	$ 37,963,254	37,963,254

Total Repurchase Agreement (Cost $37,963,254)		37,963,254

Total Investments (Cost $717,836,940)		1,130,862,875
Net Other Assets (Liabilities) - (0.2)%		(2,025,880)

Net Assets - 100.0%		$ 1,128,836,995

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,074,391,367	$18,227,485	$—	$1,092,618,852
Other Investment Company	280,769	—	—	280,769
Repurchase Agreement	—	37,963,254	—	37,963,254

Total Investments	$1,074,672,136	$56,190,739	$—	$1,130,862,875

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,255,684, collateralized by cash collateral of $280,769 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,658,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4